Inventories	6 Months Ended
Jun. 30, 2018
Inventories [Abstract]
INVENTORIES

NOTE 5:- INVENTORIES

	June 30,	December 31,
	2018	2017

Raw materials and components	$15,115	$15,756
Finished products	10,008	19,099

	$25,123	$34,855

Inventory write-offs amounted to $903 and $1,333 during the six months ended June 30, 2018 and 2017, respectively.